Financial investments, Restructuring agreement of Abengoa (Details) $ in Millions	3 Months Ended
	Mar. 31, 2019 USD ($) mi	Jan. 29, 2019 USD ($)
Befesa Agua Tenes, S.L.U. [Member]
Restructuring Agreement [Abstract]
Consideration payment advanced		$ 19.9
Ten West Link [Member]
Restructuring Agreement [Abstract]
Interest acquired	$ 12.5
Length of transmission lines | mi	114